CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Series A Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series F Non Convertible Preferred Stock [Member]	Series F Non Convertible Preferred Stock [Member] Common Stock [Member]
Balance at Dec. 31, 2011	$ 135,395,373	$ 6,771	$ (1,250,000)	$ 72,855,165	$ 50,395,444	$ 3,446,838	$ 9,934,155	$ 0	$ 7,000	$ 0
Balance (in shares) at Dec. 31, 2011		6,771,138	(101,010)					100	7,000,000	0
Issue of Series B convertible preferred stock	3,000	0	0		0	0	0	0	3,000	0
Issue of Series B convertible preferred stock (in shares)		0	0					0	3,000,000	0
Issue of common stock - For settlement of debts	17,863,417	3,239	0	17,860,178	0	0	0	0	0	0
Issue of common stock - For settlement of debts (in shares)		3,238,847	0					0	0	0
Issue of common stock - Employees' compensation	362,400	92	0	362,308	0	0	0	0	0	0
Issue of common stock - Employees' compensation (in shares)		91,515	0					0	0	0
Amortize discount- Convertible notes	228,680	0	0	228,680	0	0	0	0	0	0
Net income for the year	63,252,540	0	0	0	57,545,832	0	5,706,708	0	0	0
Business combination of subsidiaries	3,613,316	0	0	0	0	0	3,613,316	0	0	0
Dividends
Cash dividends	(951,307)	0	0	0	(951,307)	0	0	0	0	0
Reserve for Series F Non-convertible preferred stock redemption	(3,124,737)	0	0	(3,124,737)	0	0	0	0	0	0	(3,124,737)
Foreign currency translation gain	448,984	0	0	0	0	421,436	27,548	0	0	0
Balance at Dec. 31, 2012	217,091,666	10,102	(1,250,000)	88,181,594	106,989,969	3,868,274	19,281,727	0	10,000	924
Balance (in shares) at Dec. 31, 2012		10,101,500	(101,010)					100	10,000,000	924,180
Issue of common stock - For settlement of debts (in shares)		2,854,717
Net income for the year	62,539,743
Dividends
Foreign currency translation gain	2,258,890
Balance at Sep. 30, 2013
Balance at Dec. 31, 2012	217,091,666	10,102	(1,250,000)	88,181,594	106,989,969	3,868,274	19,281,727	0	10,000	924
Balance (in shares) at Dec. 31, 2012		10,101,500	(101,010)					100	10,000,000	924,180
Series B convertible preferred stock cancelled	(3,000)	0	0	0	0	0	0	0	(3,000)	0
Series B convertible preferred stock cancelled (in shares)		0	0					0	(3,000,000)	0
Issue of common stock - For settlement of debts	16,711,686	3,767	0	16,707,919	0	0	0	0	0	0
Issue of common stock - For settlement of debts (in shares)		3,767,675	0					0	0	0
Issue of common stock - Employees' compensation	133,744	30	0	133,714	0	0	0	0	0	0
Issue of common stock - Employees' compensation (in shares)		30,021	0					0	0	0
Amortize discount- Convertible notes	14,152	0	0	14,152	0	0	0	0	0	0
Net income for the year	94,441,246	0	0	0	74,206,529	0	20,234,717	0	0	0
Dividends
Foreign currency translation gain	3,208,876	0	0	0	0	2,391,857	817,019	0	0	0
Balance at Dec. 31, 2013	331,598,370	13,899	(1,250,000)	105,037,379	181,196,498	6,260,131	40,333,463	0	7,000	924
Balance (in shares) at Dec. 31, 2013		13,899,196	(101,010)					100	707,070	924,180
Issue of common stock - For settlement of debts (in shares)		2,034,608
Net income for the year	86,055,428
Dividends
Foreign currency translation gain	(33,241)
Balance at Sep. 30, 2014	$ 431,251,782